Brumadinho dam failure - Contingencies and other legal matters (Details) $ in Thousands, R$ in Millions		12 Months Ended
	Nov. 14, 2021 plaintiff	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)
Collective Labor Civil Action
Contingencies
Initial sentence condemning to pay per fatal victim		$ 180	R$ 1
U.S. Securities putative class action suit
Contingencies
Number of Plaintiffs filed new complaint	8